Inventories	6 Months Ended
Jun. 30, 2023
Disclosure of inventories [abstract]
Inventories	INVENTORIES
As of June 30, 2023 and December 31, 2022, inventories were as follows:

	June 30, 2023		December 31, 2022
Refined and petrochemicals products	Ps.	50,929,957	Ps.	60,838,241
Crude oil	32,239,986		32,971,427
Products in transit	22,793,175		25,345,696
Materials and products in stock	6,169,050		6,171,040
Gas and condensate products	241,985		298,029
Materials in transit	27,858		393,964
Total	Ps.	112,402,011	Ps.	126,018,397